Schedule of Movement of Debentures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Convertible debentures	$ 24,898	$ 22,763
Finance costs	5,874	5,968
Interest paid	(3,945)	(3,833)
Redemption	(26,827)
Convertible debentures	$ 0	$ 24,898